Life Insurance Premiums and Related Investment Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Life insurance premiums	¥ 130,187	¥ 116,836	¥ 107,860
Life insurance related investment income	8,539	11,375	10,343
Gains on life insurance premium and related investment income	¥ 138,726	¥ 128,211	¥ 118,203